Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Maturity of lease liabilities	$ 12,364	$ 16,636
1 year or less
Leases
Maturity of lease liabilities	3,966	3,822
1 to 2 years
Leases
Maturity of lease liabilities	3,421	3,883
2 to 5 years
Leases
Maturity of lease liabilities	1,920	4,879
Over 5 years
Leases
Maturity of lease liabilities	$ 3,057	$ 4,052